Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Statement of Stockholders' Equity [Abstract]
Gross proceeds	$ 260,000	$ 652,000	$ 6,161,505	$ 7,161,504
Issuance costs	57,379	$ 137,475	$ 1,460,361	$ 1,955,399
Gross proceeds warrant exercises	726,227
Issuance costs issuance costs	$ 57,121